Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	¥ 1,464,871	$ 206,323	¥ 1,953,257	¥ 1,669,358
Technical services and others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	19,609	2,761	39,395	19,397
Showself [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	334,186	47,070	521,155	595,004
Lehai [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	263,517	37,116	241,851	242,910
Haixiu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	245,049	34,514	317,953	326,661
Beelive [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	304,730	42,921	545,296	485,386
Hongle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	¥ 297,780	$ 41,941	¥ 287,607